SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Identified intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Doctor Agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Noncompete Agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years